CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive income	Retained earnings	Total China Distance Education Holding Limited shareholders' equity	Noncontrolling interest
Beginning Balance (in shares) at Sep. 30, 2013		135,532,141
Beginning Balance at Sep. 30, 2013	$ 64,520	$ 14	$ 46,742	$ 6,295	$ 11,469	$ 64,520
Net income for the year	23,409				23,409	23,409
Foreign currency translation adjustments	(75)			(75)		(75)
Issuance of new ordinary shares (in shares)		6,000,000
Issuance of new ordinary shares (Note 16)	29,088		29,088			29,088
Options exercised (in shares)		1,095,732
Options exercised	491		491			491
Stock-based compensation expense (in shares) (Note 24)		125,000
Stock-based compensation expense (Note 24)	503		503			503
Dividends (Note 25)	(20,258)		(286)		(19,972)	(20,258)
Repayment of loan to optionees in connection with exercise of options	732		732			732
Ending Balance (in shares) at Sep. 30, 2014		142,752,873
Ending Balance at Sep. 30, 2014	98,410	$ 14	77,270	6,220	14,906	98,410
Net income for the year	24,573				24,573	24,573
Foreign currency translation adjustments	(3,485)			(3,485)		(3,485)
Repurchase of ordinary shares (in shares)		(1,137,236)
Repurchase of ordinary shares (Note 16)	(3,333)		(3,333)			(3,333)
Options exercised (in shares)		123,924
Options exercised	18		18			18
Stock-based compensation expense (in shares) (Note 24)		667,372
Stock-based compensation expense (Note 24)	1,783		1,783			1,783
Dividends (Note 25)	(28,199)		(21,182)		(7,017)	(28,199)
Repayment of loan to optionees in connection with exercise of options	$ 1,042		1,042			1,042
Ending Balance (in shares) at Sep. 30, 2015	142,406,933	142,406,933
Ending Balance at Sep. 30, 2015	$ 90,809	$ 14	55,598	2,735	32,462	90,809
Net income for the year	26,411				26,290	26,290	$ 121
Foreign currency translation adjustments	(6,395)			(6,153)		(6,153)	(242)
Repurchase of ordinary shares (in shares)		(11,326,460)
Repurchase of ordinary shares (Note 16)	(36,760)	$ (1)	(21,289)		(15,470)	(36,760)
Options exercised (in shares)		524,300
Options exercised	1,659		1,659			1,659
Stock-based compensation expense (in shares) (Note 24)		125,000
Stock-based compensation expense (Note 24)	2,015		2,015			2,015
Dividends (Note 25)	(31,138)		(20,800)		(10,338)	(31,138)
Capital contribution from noncontrolling interest	4,824						4,824
Noncontrolling interest arising from an acquisition	6,533						6,533
Loan to optionees in connection with exercise of options	(1,663)		(1,663)			(1,663)
Repayment of loan to optionees in connection with exercise of options	$ 177		177			177
Ending Balance (in shares) at Sep. 30, 2016	131,729,773	131,729,773
Ending Balance at Sep. 30, 2016	$ 56,472	$ 13	$ 15,697	$ (3,418)	$ 32,944	$ 45,236	$ 11,236